Major customers representing at least 10% of net sales (Detail) (Net revenue, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Samsung
Receivables From Major Customers [Line Items]
Revenue major customer	$ 36,037	$ 98,368		$ 61,370
Major customers percentage of net sales	16.00%	35.00%		28.00%
SK Hynix
Receivables From Major Customers [Line Items]
Revenue major customer	$ 67,977		[1]		[1]
Major customers percentage of net sales	30.00%		[1]		[1]

[1]	Less than 10%